Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets at December 31, 2025 and 2024 are summarized as follows:

			December 31, 2025			December 31, 2024
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	12-15	15.1	602	579	23	718	686	32
Computer software	3-14	5.6	327	270	57	270	240	30
Licenses	3-23	5.4	110	71	38	77	56	21
Developed technologies	2-15	12.7	37	34	3	37	34	3
Other	3-17	9.7	28	26	2	26	23	2
			1,105	981	123	1,128	1,040	88
Unamortized:
Trademarks			1	—	1	1	—	1
			1,106	981	125	1,129	1,040	89

	For the year ended December 31,
($ in millions)	2025	2024	2023
Amortization expense	34	27	33

Schedule of Expected Amortization Expense on Intangible Assets	Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2026	35
2027	27
2028	18
2029	7
2030	6
94